8. FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
8. FAIR VALUE MEASUREMENTS.

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1 – Observable inputs – unadjusted quoted prices in active markets for identical assets and liabilities;

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and

•	Level 3 – Unobservable inputs – includes amounts derived from valuation models where one or more significant inputs are unobservable. For fair value measurements using significant unobservable inputs, a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period.

The Company valued its warrants using a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions. Significant assumptions used in the valuations for the dates noted are as follows (fair value in thousands):

As of September 30, 2012:

Original Issue Date	Exercise Price	Volatility	Risk Free Int Rate	Term (yrs)	Marketability Discount	Fair Value

October 2010	$0.12	75.6%	0.62%	5.10	48.0%	$43
December 2011	$0.84	77.7%	0.47%	4.21	55.9%	585
July 2012	$0.50	76.8%	0.62%	4.76	57.5%	3,351
July 2012	$0.43	73.9%	0.17%	1.26	57.5%	858
September 2012	$0.59	74.1%	0.31%	3.00	58.5%	1,658
						$6,495

As of December 31, 2011:

Original Issue Date	Exercise Price	Volatility	Risk Free Int Rate	Term (yrs)	Marketability Discount	Fair Value

October 2010	$0.45	68.0%	1.09%	5.90	47.4%	$226
December 2011	$1.50	68.0%	0.83%	4.96	52.0%	1,695
						$1,921

 The changes in the fair value of the Company’s Level 3 inputs were as follows (in thousands):

Balance, December 31, 2011	$1,921
Warrant exercises	(112)
Adjustments to fair value for the period	33
Balance, March 31, 2012	1,842
Adjustments to fair value for the period	(1,285)
Balance, June 30, 2012	557
July Offering	3,380
September Offering	1,658
Adjustments to fair value for the period	900
Balance, September 30, 2012	$6,495

Other Derivative Instruments – The Company’s other derivative instruments consist of commodity positions. The fair value of the commodity positions are based on quoted prices on the commodity exchanges and are designated as Level 1.

The following table summarizes fair value measurements by level at September 30, 2012 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$514	–	–	$514
Total Assets	$514	$–	$–	$514

__________

(1) Included in other current assets in the consolidated balance sheets.

	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants	$–	$–	$6,495	$6,495
Commodity contracts(1)	291	–	–	291
Total Liabilities	$291	$–	$6,495	$6,786

__________

(1) Included in accrued liabilities in the consolidated balance sheets.

The following tables summarize fair value measurements by level at December 31, 2011 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts(1)	$244	–	–	$244
Total Assets	$244	$–	$–	$244

__________

(1) Included in other current assets in the consolidated balance sheets.

	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants(1)	$–	$–	$1,921	$1,921
Commodity contracts(2)	500	–	–	500
Total Liabilities	$500	$–	$1,921	$2,421

__________

(1) Included in other liabilities in the consolidated balance sheets.

(2) Included in accrued liabilities in the consolidated balance sheets.

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1 – Observable inputs – unadjusted quoted prices in active markets for identical assets and liabilities;
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data; and
•	Level 3 – Unobservable inputs – includes amounts derived from valuation models where one or more significant inputs are unobservable. For fair value measurements using significant unobservable inputs, a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period.

Convertible Notes and 2010 Warrants – As discussed in Notes 6 and 10, the Company recorded the convertible notes and related warrants at fair value and designated them as Level 3 on their issuance date.

The convertible notes were valued using a combination of a Monte Carlo Binomial Lattice-Based valuation methodology for the embedded conversion feature, adjusted for marketability restrictions, combined with a discounted cash flow model for the payment stream of the debt instrument. Significant assumptions used in the valuation at both the issuance date and December 31, 2010 are as follows:

Assumptions	October 6, 2010	December 31, 2010
Conversion price	$ 5.95	$ 5.95
Volatility	73.7%	68.4%
Risk free interest rate	0.24%	0.29%
Term (years)	1.27	1.03
Marketability discount	32.0%	27.0%
Discount rate on plain debt	30.0%	30.0%

Based on the above, the Company estimated the fair value of the convertible notes to be $37,474,000 at October 6, 2010 and $38,108,000 at December 31, 2010. The Company continued estimating the fair value of the convertible notes quarterly until their retirement on November 14, 2011.

The warrants were valued using a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions. Significant assumptions used in the valuations for the dates noted are as follows:

Assumptions	October 6, 2010	December 31, 2010
Strike price	$5.95	$5.95
Volatility	67.0%	63.5%
Risk free interest rate	1.77%	2.71%
Term (years)	7.00	6.90
Marketability discount	50.4%	$44.4%

Based on the above, the Company estimated the fair value of the warrants to be $7,445,000 at October 6, 2010 and $5,718,000 at December 31, 2010.

As discussed in Note 10, as a result of the Company’s private placement on December 13, 2011, the strike price of the 2010 Warrants reset. The Company estimated the fair value of the 2010 Warrants on December 13, 2011 and December 31, 2011 as follows:

Assumptions	December 13, 2011	December 31, 2011
Strike price	$0.45	$0.45
Volatility	72.3%	68.0%
Risk free interest rate	1.13%	1.09%
Term (years)	5.90	5.90
Marketability discount	50.2%	47.4%

Based on the above, the Company estimated the fair value of the 2010 Warrants to be $1,394,000 at December 13, 2011 and $226,000 at December 31, 2011.

The 2011 Warrants were valued using a Monte Carlo Binomial Lattice-Based valuation methodology, adjusted for marketability restrictions.

Significant assumptions used in the valuations for the dates noted are as follows:

Assumptions	December 13, 2011	December 31, 2011
Strike price	$1.50	$1.50
Volatility	72.3%	68.0%
Risk free interest rate	0.85%	0.83%
Term (years)	5.00	4.96
Marketability discount	54.9%	52.0%

Based on the above, the Company estimated the fair value of the 2011 Warrants to be $1,809,000 at December 13, 2011 and $1,695,000 at December 31, 2011.

Interest Rate Caps and Swaps – Prior to the Effective Date, the Company classified the Plant Owners’ interest rate caps and swaps into the following levels depending on the inputs used to determine their fair values. The fair value of the interest rate caps were designated as Level 2 based on quoted prices on similar assets or liabilities in active markets. The fair values of the interest rate swaps were designated as Level 3 and were based on a combination of observable inputs and material unobservable inputs.

The Plant Owners had five pay-fixed-and-receive variable interest rate swaps in liability positions which were extinguished as part of the emergence from bankruptcy. To reflect the Plant Owners’ financial condition and Chapter 11 Filings, a recovery rate of 40% was applied to that value. Management elected the 40% recovery rate in the absence of any other company-specific information. As the recovery rate is a material unobservable input, these swaps were considered Level 3. On June 29, 2010, the liability balance of $1,628,000 was removed from the Company’s consolidated financial statements as discussed in Note 7.

Other Derivative Instruments – The Company’s other derivative instruments consist of commodity positions. The fair value of the commodity positions are based on quoted prices on the commodity exchanges and are designated as Level 1.

The following table summarizes fair value measurements by level at December 31, 2011 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts	$244	$—	$—	$244
Total Assets	$244	$—	$—	$244

Liabilities:
2011 Warrants(1)	$—	$—	$1,695	$1,695
2010 Warrants(1)	—	—	226	226
Commodity contracts(1)	500	—	—	500
Total Liabilities	$500	$—	$1,921	$2,421

(1)      Included in other liabilities in the consolidated balance sheets.

The following table summarizes fair value measurements by level at December 31, 2010 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Commodity contracts	$—	$—	$—	$—
Total Assets	$—	$—	$—	$—

Liabilities:
Convertible notes	$—	$—	$38,108	$38,108
2010 Warrants(1)	—	—	5,718	5,718
Commodity contracts(1)	15	—	—	15
Total Liabilities	$15	$—	$43,826	$43,841

(1)      Included in other liabilities in the consolidated balance sheets.

For fair value measurements using significant unobservable inputs (Level 3), a description of the inputs and the information used to develop the inputs is required along with a reconciliation of Level 3 values from the prior reporting period. The changes in the Company’s fair value of its Level 3 inputs were as follows (in thousands):

	Convertible Notes	2010 Warrants	2011 Warrants	Interest Rate Swaps
Balance, December 31, 2009	$—	$—	$—	$(2,875)
Issuance of convertible notes and warrants	37,474	7,445	—	—
Gain recognized in bankruptcy exit	—	—	—	1,628
Adjustments to fair value for the period	634	(1,727)	—	1,247
Balance, December 31, 2010	$38,108	$5,718	$—	—
Issuance of 2011 Warrants	—	—	1,809	—
Repayments of convertible notes	(35,000)	—	—	—
Exercises of 2010 Warrants	—	(1,155)	—	—
Adjustments to fair value for the period	(3,108)	(4,337)	(114)	—
Balance, December 31, 2011	$—	$226	$1,695	$—

Reconciliation of Impact to Statements of Operations – The following reconciliation summarizes the initial amounts recognized for the issuance of the convertible notes, 2010 Warrants and 2011 Warrants and subsequent amounts that are recorded in the statements of operations as fair value adjustments (in thousands):

	Balance Sheet		Statements of Operations
	Convertible Notes	Warrants	Fair Value Gain (Loss)
Issuance of $35.0 million on October 6, 2010	$37,474	$7,445	$(9,919)
Write-off of issuance costs	—	—	(2,910)
Adjustments to fair value for the period	634	(1,727)	1,093
As of and for year ending December 31, 2010	$38,108	$5,718	$(11,736)
Issuance of 2011 Warrants	—	1,809	—
Repayments of convertible notes	(35,000)	—	—
Exercises of 2010 Warrants	—	(1,155)	—
Adjustments to fair value for the period	(3,108)	(4,451)	(7,559)
As of and for year ending December 31, 2011	$—	$1,921	$(7,559)